ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	As of March 31,
	2024	2025
	US$	US$

Accounts receivable	5,029,174	4,015,652
Less : Allowance for credit loss	(281,598)	(249,295)
Accounts receivable, net	4,747,576	3,766,357

The movements in the allowance for credit loss for the years ended March 31, 2024 and 2025 were as follows:

	As of March 31,
	2024	2025
	US$	US$

Balance at beginning of year	787,097	281,598
Provision during the year	236,853	99,263
Written off during the year	(588,458)	-
Reversal during the year	(153,894)	(131,566)
Balance at end of year	281,598	249,295

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.	ACCOUNTS RECEIVABLE, NET – CONTINUED

As of the end of each of the financial year, the ageing analysis of accounts receivable, net of allowance for credit loss, based on the invoice date is as follows:

	As of March 31,
	2024	2025
	US$	US$

Within 30 days	2,519,965	2,257,925
Between 31 and 60 days	1,054,537	268,122
Between 61 days and 90 days	227,831	325,661
More than 90 days	945,243	914,649
	4,747,576	3,766,357